Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 117.81%
ASSET-BACKED SECURITIES — 7.87%**
Canyon Capital CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
4.88% 04/15/34
1,2,3
$ 262,500 $ 261,581
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
5.01% 04/25/35
2
305,630 302,707
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
5.81% 05/25/34
1,2
64,018 63,978
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
4.88% 04/15/31
1,2,3
409,091 405,458
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
1,067,634 908,637
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
4.99% 10/27/36
1,2
206,423 200,338
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
5.03% 07/15/29
1,2,3
671,517 664,870
OHA Credit Funding 2 Ltd.,
Series 2019-2A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.08% 04/21/34
1,2,3
62,500 62,368
Palmer Square Loan Funding Ltd.,
Series 2020-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.48% 02/20/28
1,2,3
342,222 339,214
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.48% 05/20/29
1,2,3
505,616 499,813
Progress Residential Trust,
Series 2019-SFR3, Class E
3.37% 09/17/36
1
325,000 303,822
Progress Residential Trust,
Series 2019-SFR4, Class G
3.93% 10/17/36
1
755,000 715,486
Progress Residential Trust,
Series 2020-SFR2, Class A
2.08% 06/17/37
1
882,909 811,773
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Series 2020-4, Class C
1.01% 01/15/26 $ 486,021 $ 481,168
Santander Drive Auto Receivables Trust,
Series 2021-1, Class D
1.13% 11/16/26 990,000 935,538
SLM Student Loan Trust,
Series 2003-14, Class A6
(LIBOR USD 3-Month plus 0.30%)
4.66% 07/25/25
2
17,039 17,031
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
4.94% 06/25/43
2
93,864 90,081
Tricon American Homes Trust,
Series 2017-SFR2, Class A
2.93% 01/17/36
1
991,943 962,067
Total Asset-Backed Securities
(Cost $8,368,109) 8,025,930
CORPORATES — 32.01%*
Banking — 10.04%
Bank of America Corp.
3.37% 01/23/26
4
1,485,000 1,420,267
Bank of America Corp.
(MTN)
1.32% 06/19/26
4
1,435,000 1,292,239
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
485,000 386,767
2.59% 09/11/25
1,3,4
235,000 208,822
3.80% 06/09/23
3
580,000 566,893
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
715,000 657,474
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
1,000,000 925,630
(LIBOR USD 3-Month plus 1.00%)
5.67% 05/18/24
2,3
795,000 793,548
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
510,000 490,026
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
125,000 108,233
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
850,000 780,596
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,4
1,600,000 1,599,905
4.80% 11/15/24
3,4
425,000 418,001

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
$ 630,000 $ 587,800
10,236,201
Communications — 1.17%
Qwest Corp.
7.25% 09/15/25 400,000 402,000
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
600,000 596,081
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
200,000 197,317
1,195,398
Consumer Discretionary — 0.72%
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
135,000 134,424
Reynolds American, Inc.
4.85% 09/15/23 600,000 597,689
732,113
Electric — 1.90%
Alliant Energy Finance LLC
3.75% 06/15/23
1
725,000 720,115
American Electric Power Co., Inc.
2.03% 03/15/24 620,000 597,456
Metropolitan Edison Co.
4.00% 04/15/25
1
500,000 478,503
Pennsylvania Electric Co.
4.15% 04/15/25
1
150,000 143,777
1,939,851
Energy — 1.84%
Energy Transfer LP
5.95% 12/01/25 900,000 910,802
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,000,000 965,707
1,876,509
Finance — 6.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.15% 02/15/24
3
510,000 495,190
Air Lease Corp.
2.25% 01/15/23 600,000 599,437
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
383,000 306,694
Capital One Financial Corp.
1.34% 12/06/24
4
610,000 584,370
Citigroup, Inc.
3.67% 07/24/28
4
1,190,000 1,094,981
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 1,045,000 1,009,049
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
JPMorgan Chase & Co.
2.95% 02/24/28
4
$ 1,085,000 $ 983,454
Morgan Stanley
2.48% 01/21/28
4
655,000 582,110
Morgan Stanley
(MTN)
0.53% 01/25/24
4
90,000 89,449
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
680,000 676,321
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
100,000 99,761
UBS Group AG
(Switzerland)
4.70% 08/05/27
1,3,4
200,000 193,657
6,714,473
Health Care — 1.35%
Bayer U.S. Finance II LLC
3.88% 12/15/23
1
1,140,000 1,123,930
Illumina, Inc.
5.80% 12/12/25 250,000 252,384
1,376,314
Industrials — 2.20%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 400,000 389,472
Berry Global, Inc.
0.95% 02/15/24 635,000 603,790
Boeing Co. (The)
1.43% 02/04/24 375,000 358,990
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
142,000 137,941
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
750,000 747,459
2,237,652
Information Technology — 1.50%
Netflix, Inc.
3.63% 06/15/25
1
490,000 469,934
Skyworks Solutions, Inc.
0.90% 06/01/23 505,000 494,870
VMware, Inc.
1.00% 08/15/24 610,000 567,671
1,532,475
Insurance — 1.82%
Athene Global Funding
2.51% 03/08/24
1
135,000 129,498
(SOFR Index plus 0.70%)
4.90% 05/24/24
1,2
500,000 491,226
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
670,000 668,426

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
$ 570,000 $ 567,131
1,856,281
Real Estate Investment Trust (REIT) — 2.50%
Digital Euro Finco LLC
2.63% 04/15/24 385,000 398,744
GLP Capital LP/GLP Financing II, Inc.
5.38% 11/01/23 1,000,000 997,554
Piedmont Operating Partnership LP
3.40% 06/01/23 665,000 658,742
VICI Properties LP/VICI Note Co., Inc.
4.25% 12/01/26
1
90,000 84,118
4.63% 06/15/25
1
230,000 220,680
5.75% 02/01/27
1
195,000 190,500
2,550,338
Services — 0.39%
Global Payments, Inc.
2.15% 01/15/27 455,000 398,066
Total Corporates
(Cost $33,932,171) 32,645,671
MORTGAGE-BACKED — 45.20%**
Non-Agency Commercial Mortgage-Backed — 5.36%
Citigroup Commercial Mortgage Trust,
Series 2016-C2, Class A2
1.85% 08/10/49 407,000 391,123
Commercial Mortgage Trust,
Series 2013-CR9, Class ASB
3.83% 07/10/45 47,435 47,136
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.20%)
5.53% 12/16/36
1,2,3
380,278 376,185
Great Wolf Trust,
Series 2019-WOLF, Class A
(LIBOR USD 1-Month plus 1.03%)
5.35% 12/15/36
1,2
850,000 825,253
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
80,435 80,008
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.15% 11/15/35
1,2
351,201 345,547
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.55% 10/15/46
4
2,473,410 4,160
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class A3
3.77% 04/15/47 32,726 32,423
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MSCG Trust,
Series 2018-SELF, Class A
(LIBOR USD 1-Month plus 0.90%)
5.22% 10/15/37
1,2
$ 1,188,033 $ 1,168,817
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
5.05% 11/15/38
1,2
1,130,000 1,087,611
VMC Finance LLC,
Series 2019-FL3, Class A
(LIBOR USD 1-Month plus 1.10%)
5.43% 09/15/36
1,2
95,502 92,176
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
5.19% 12/15/34
1,2
1,100,000 1,017,503
5,467,942
Non-Agency Mortgage-Backed — 13.02%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 02/25/23)
7.40% 06/25/32 11,192 10,827
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
3.27% 05/25/35
4
19,720 18,808
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/23)
2.86% 07/25/59
1
155,571 147,114
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 17,026 16,346
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(LIBOR USD 1-Month plus 0.68%)
5.06% 01/25/36
2
531,412 518,142
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(LIBOR USD 1-Month plus 0.71%)
5.09% 11/25/35
2
705,547 691,596
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 2,606 2,545
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
5.14% 03/25/35
2
94,203 93,475
Bear Stearns Asset-Backed Securities Trust,
Series 2006-2, Class M5
(LIBOR USD 1-Month plus 2.03%)
6.41% 07/25/36
2
563,402 560,573
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
5.74% 10/25/37
1,2
540,844 538,297

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
4.66% 05/25/37
2
$ 198,295 $ 194,504
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(LIBOR USD 1-Month plus 0.44%)
4.82% 11/25/36
2
578,175 566,988
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.01%)
5.39% 10/25/35
2
652,629 640,556
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
4.25% 11/25/32
4
16,040 15,296
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
5.08% 07/19/44
2
72,956 64,347
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
5.29% 10/25/35
2
973,895 933,958
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
5.17% 09/25/35
2
565,382 558,708
First Franklin Mortgage Loan Trust,
Series 2006-FF11, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
4.65% 08/25/36
2
367,985 366,730
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(LIBOR USD 1-Month plus 0.56%)
4.94% 01/25/36
2
657,706 633,861
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47% 06/25/28 1 1
GSAMP Trust,
Series 2005-HE5, Class M3
(LIBOR USD 1-Month plus 0.69%)
5.08% 11/25/35
2
247,584 242,639
GSAMP Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.32%)
4.71% 05/25/46
2
11,117 11,100
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.54%)
4.93% 12/25/35
2
65,573 64,876
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(LIBOR USD 1-Month plus 0.59%)
4.97% 01/25/36
2
422,799 416,212
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
5.17% 12/25/34
2
$ 261,212 $ 199,363
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
3.85% 10/25/34
4
72,323 65,152
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A5
(LIBOR USD 1-Month plus 0.24%)
4.63% 05/25/37
2
1,355,912 1,342,753
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
2.13% 04/25/35
4
67,762 64,633
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
4.11% 10/25/34
4
24,858 23,711
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I2A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 01/25/47
2
318,895 311,494
MASTR Asset-Backed Securities Trust,
Series 2005-OPT1, Class M3
(LIBOR USD 1-Month plus 0.69%)
5.08% 03/25/35
2
17,158 17,147
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
4
17,165 16,454
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
7.18% 12/25/32
2
129,188 119,726
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
5.03% 02/25/35
2
419,967 402,884
Nomura Resecuritization Trust,
Series 2014-8R, Class 2A1
3.00% 09/26/35
1,4
55,641 55,078
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1 (STEP-reset date 02/28/23)
3.00% 05/25/36
1
92,232 91,077
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(LIBOR USD 1-Month plus 0.54%)
4.93% 03/25/37
2
600,350 570,279
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
5.33% 06/25/35
2
100,071 99,172
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/23)
1.87% 04/25/26
1
279,062 252,778

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 $ 34,570 $ 11,593
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
4.88% 04/25/36
2
327,300 317,900
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.44% 12/25/34
4
54,238 45,687
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.06% 06/25/35
2
666,509 647,910
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
5.11% 09/25/35
2
173,676 169,570
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
4.52% 07/25/36
1,2
130,971 129,960
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
4.57% 04/25/36
2
315,035 308,866
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
1,037,114 13,453
Towd Point Mortgage Trust,
Series 2019-MH1, Class A1
3.00% 11/25/58
1,4
601,105 589,647
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
3.45% 06/25/42
2
9,070 8,166
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.39% 06/25/33
4
26,844 24,860
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
4.89% 06/25/35
2
85,794 70,714
13,277,526
U.S. Agency Commercial Mortgage-Backed — 2.76%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ28, Class A1
1.77% 02/25/25 4,756 4,755
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 221,175 209,683
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 $ 232,560 $ 224,619
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ32, Class A1
0.52% 06/25/25 283,656 268,007
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 302,746 276,564
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.63% 09/25/25
4
3,368,289 51,482
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
3.17% 05/25/44
2
109,688 109,731
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
3.06% 04/25/46
4
58,770 58,943
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
4
44,157 43,991
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
102,004 100,848
Ginnie Mae,
Series 2010-159, Class D
4.56% 09/16/44
4
124,536 121,533
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00% 10/16/51
4
2,135,533 21
Ginnie Mae,
Series 2011-92, Class C
3.73% 04/16/52
4
925,192 869,666
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34% 01/16/53
4
1,646,921 14,949
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
477,673 464,682
2,819,474
U.S. Agency Mortgage-Backed — 24.06%
Fannie Mae Pool 254548
5.50% 12/01/32 50,997 52,405
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.61%)
3.86% 11/01/32
2
5,712 5,607

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 555424
5.50% 05/01/33 $ 34,025 $ 34,784
Fannie Mae Pool 655133
7.00% 08/01/32 5,437 5,445
Fannie Mae Pool 655151
7.00% 08/01/32 4,410 4,404
Fannie Mae Pool 762525
6.50% 11/01/33 8,769 8,728
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
2.94% 04/01/34
2
55,920 55,215
Fannie Mae Pool AD0538
6.00% 05/01/24 3,827 3,828
Fannie Mae Pool AE0443
6.50% 10/01/39 39,818 41,825
Fannie Mae Pool AL0851
6.00% 10/01/40 34,993 36,691
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
5.51% 05/25/23
2
16 16
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50% 09/25/31
2
637 628
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
5.34% 10/25/31
2
48,824 49,120
Fannie Mae REMICS,
Series 2002-30, Class FB
(LIBOR USD 1-Month plus 1.00%)
5.39% 08/25/31
2
49,587 49,990
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
7,227 7,242
Fannie Mae REMICS,
Series 2004-60, Class FW
(LIBOR USD 1-Month plus 0.45%)
4.84% 04/25/34
2
130,291 130,227
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00% 12/25/34
2
10,049 9,191
Fannie Mae REMICS,
Series 2005-73, Class DF
(LIBOR USD 1-Month plus 0.25%)
4.64% 08/25/35
2
77,788 76,769
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
2.31% 07/25/37
2
54,873 5,627
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
4.79% 10/25/40
2
$ 34,464 $ 34,169
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
1.84% 11/25/36
2
204,062 20,147
Fannie Mae REMICS,
Series 2010-95, Class FB
(LIBOR USD 1-Month plus 0.40%)
4.79% 09/25/40
2
45,301 45,378
Fannie Mae REMICS,
Series 2011-47, Class GF
(LIBOR USD 1-Month plus 0.57%)
4.96% 06/25/41
2
679,802 672,259
Fannie Mae REMICS,
Series 2018-79, Class FA
(LIBOR USD 1-Month plus 0.25%)
4.64% 11/25/48
2
44,627 43,609
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
4.89% 01/25/50
2
98,049 96,447
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
4.89% 03/25/50
2
301,701 297,119
Freddie Mac Pool SD8189
2.50% 01/01/52 676,845 575,598
Freddie Mac Pool SD8199
2.00% 03/01/52 767,039 624,376
Freddie Mac REMICS,
Series 1526, Class L
6.50% 06/15/23 74 74
Freddie Mac REMICS,
Series 2368, Class AF
(LIBOR USD 1-Month plus 0.95%)
5.27% 10/15/31
2
38,179 38,327
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
4.92% 10/15/33
2
331,313 333,665
Freddie Mac REMICS,
Series 2990, Class LE
(LIBOR USD 1-Month plus 0.32%)
4.64% 10/15/34
2
18,252 18,246
Freddie Mac REMICS,
Series 3085, Class FW
(LIBOR USD 1-Month plus 0.70%)
5.02% 08/15/35
2
213,297 212,651
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
4.62% 08/15/35
2
198,508 196,359

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
4.62% 08/15/35
2
$ 39,878 $ 39,446
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
4.72% 11/15/40
2
11,889 11,876
Freddie Mac REMICS,
Series 3895, Class BF
(LIBOR USD 1-Month plus 0.50%)
4.82% 07/15/41
2
134,461 133,454
Freddie Mac REMICS,
Series 3907, Class FM
(LIBOR USD 1-Month plus 0.35%)
4.67% 05/15/26
2
14,500 14,500
Freddie Mac REMICS,
Series 3946, Class FD
(LIBOR USD 1-Month plus 0.35%)
4.67% 04/15/41
2
31,792 31,772
Freddie Mac REMICS,
Series 3946, Class FG
(LIBOR USD 1-Month plus 0.35%)
4.67% 10/15/39
2
3,092 3,091
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
4.82% 06/15/42
2
153,439 150,329
Ginnie Mae (TBA)
2.50% 01/20/53 4,225,000 3,660,538
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.75% 10/20/31
2
4,585 4,436
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 06/20/32
2
64,465 63,261
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/32
2
5,449 5,292
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.88% 04/20/33
2
45,312 44,410
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.75% 12/20/23
2
1,416 1,401
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 08/20/25
2
7,216 7,117
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 08/20/42
2
$ 39,648 $ 38,887
Ginnie Mae,
Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
4.75% 10/20/32
2
39,814 39,787
Ginnie Mae,
Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
4.75% 10/20/32
2
58,730 58,690
Ginnie Mae,
Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
5.52% 01/16/34
2
284,435 287,197
Ginnie Mae,
Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
5.13% 10/16/39
2
66,374 66,813
Ginnie Mae,
Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
4.78% 07/16/39
2
19,921 19,992
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 0.60% Cap)
0.60% 06/16/37
2
1,017,429 6,721
UMBS (TBA)
2.00% 01/01/53 2,325,000 1,892,447
2.50% 01/01/53 3,350,000 2,834,676
3.00% 01/01/53 2,875,000 2,521,965
3.50% 01/01/53 200,000 181,625
4.00% 01/01/53 825,000 773,580
4.50% 01/01/53 2,125,000 2,046,216
5.00% 01/01/53 5,900,000 5,813,576
24,539,261
Total Mortgage-Backed
(Cost $47,326,642) 46,104,203
MUNICIPAL BONDS — 0.91%*
Colorado — 0.91%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 965,000 932,029
Total Municipal Bonds
(Cost $965,000)
U.S. TREASURY SECURITIES — 31.82%
U.S. Agency Discount Notes — 2.19%
U.S. International Development Finance Corp.,
Series 2
1.49% 08/15/31 2,535,135 2,227,905

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes — 29.63%
U.S. Treasury Notes
3.88% 11/30/27 $ 2,045,000 $ 2,033,923
3.88% 12/31/27 1,040,000 1,034,072
4.00% 12/15/25 4,345,000 4,317,844
4.25% 12/31/24 5,745,000 5,726,259
4.50% 11/30/24 17,105,000 17,108,358
30,220,456
Total U.S. Treasury Securities
(Cost $32,861,427) 32,448,361
Total Bonds — 117.81%
(Cost $123,453,349)
120,156,194
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.21%
Money Market Funds — 6.21%
Dreyfus Government Cash Management Fund
4.19%
7
3,589,000 3,589,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
7
283,953 283,953
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
7
2,459,000 2,459,000
Total Short-Term Investments
(Cost $6,331,953) 6,331,953
Total Investments - 124.02%
(Cost $129,785,302) 126,488,147
Liabilities in Excess of Other Assets - (24.02)% (24,499,571)
Net Assets - 100.00% $ 101,988,576
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $13,453, which is 0.01% of total net assets.
7
Represents the current yield as of December 31, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EUR): Euro
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 387,254 EUR 391,000 Citibank N.A. 01/13/23 $ (30,452)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 132 03/31/23 $ 27,070,313 $ 15,115 $ 15,115
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 184 03/31/23 (19,859,063) (3,238) (3,238)
U.S. Treasury Ten-Year Ultra Bond 37 03/22/23 (4,376,406) 12,404 12,404
U.S. Treasury Ultra Bond 11 03/22/23 (1,477,438) (3,089) (3,089)
(25,712,907) 6,077 6,077
TOTAL FUTURES CONTRACTS $ 1,357,406 $ 21,192 $ 21,192

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 12/31/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 390 $ 12,732 $ 11,531 $ 1,201
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
ULTRA SHORT BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 6,331,953 $ — $ — $ 6,331,953
Long-Term Investments:
Asset-Backed Securities — 8,025,930 — 8,025,930
Corporates — 32,645,671 — 32,645,671
Mortgage-Backed Securities — 46,090,750 13,453 46,104,203
Municipal Bonds — 932,029 — 932,029
U.S. Treasury Securities 30,220,456 2,227,905 — 32,448,361
Other Financial Instruments
*
Assets:
Credit contracts — 12,732 — 12,732
Interest rate contracts 27,519 — — 27,519
Liabilities:
Foreign currency exchange contracts — (30,452) — (30,452)
Interest rate contracts (6,327) — — (6,327)
Total $ 36,573,601 $ 89,904,565 $ 13,453 $ 126,491,619
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ULTRA SHORT
BOND FUND
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 13,941
Accrued discounts/premiums (4,507)
Realized gain (loss) —
Change in unrealized appreciation* 4,019
Purchases —
Sales —
Transfers into Level 3** —
Transfers out of Level 3** —
Balance as of
December 31, 2022
$ 13,453
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $4,019 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
ULTRA SHORT BOND FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Mortgage-Backed
Securities-Non-Agency $13,453 Third-Party Vendor Vendor Prices $1.30 $1.30 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.